Summary of Issued and Outstanding Stock Options (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding At 6/30/13	475,587
Weighted-Average Exercise Price, Outstanding	$ 11.00
Number Exercisable At 6/30/13	411,866
Weighted-Average Exercise Price, Exercisable	$ 10.68
$ 5.04
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 5.04
Number Outstanding At 6/30/13	46,041
Weighted-Average Exercise Price, Outstanding	$ 5.04
Number Exercisable At 6/30/13	46,041
Weighted-Average Exercise Price, Exercisable	$ 5.04
$ 9.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.50
Number Outstanding At 6/30/13	100,000
Weighted-Average Exercise Price, Outstanding	$ 9.50
Number Exercisable At 6/30/13	100,000
Weighted-Average Exercise Price, Exercisable	$ 9.50
$ 9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 9.99
Number Outstanding At 6/30/13	169,833
Weighted-Average Exercise Price, Outstanding	$ 9.99
Number Exercisable At 6/30/13	169,833
Weighted-Average Exercise Price, Exercisable	$ 9.99
$10.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 10.42
Number Outstanding At 6/30/13	29,548
Weighted-Average Exercise Price, Outstanding	$ 10.42
Number Exercisable At 6/30/13	29,548
Weighted-Average Exercise Price, Exercisable	$ 10.42
$ 11.87
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 11.87
Number Outstanding At 6/30/13	3,500
Weighted-Average Exercise Price, Outstanding	$ 11.87
Number Exercisable At 6/30/13	2,334
Weighted-Average Exercise Price, Exercisable	$ 11.87
$ 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 12.50
Number Outstanding At 6/30/13	19,139
Weighted-Average Exercise Price, Outstanding	$ 12.50
Number Exercisable At 6/30/13	12,759
Weighted-Average Exercise Price, Exercisable	$ 12.50
$ 13.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.01
Number Outstanding At 6/30/13	18,526
Weighted-Average Exercise Price, Outstanding	$ 13.01
Number Exercisable At 6/30/13	12,351
Weighted-Average Exercise Price, Exercisable	$ 13.01
$ 13.19
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 13.19
Number Outstanding At 6/30/13	50,000
Weighted-Average Exercise Price, Outstanding	$ 13.19
Number Exercisable At 6/30/13	0
Weighted-Average Exercise Price, Exercisable	$ 13.19
$ 19.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 19.92
Number Outstanding At 6/30/13	5,000
Weighted-Average Exercise Price, Outstanding	$ 19.92
Number Exercisable At 6/30/13	5,000
Weighted-Average Exercise Price, Exercisable	$ 19.92
$ 22.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 22.34
Number Outstanding At 6/30/13	30,000
Weighted-Average Exercise Price, Outstanding	$ 22.34
Number Exercisable At 6/30/13	30,000
Weighted-Average Exercise Price, Exercisable	$ 22.34
$ 23.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price	$ 23.28
Number Outstanding At 6/30/13	4,000
Weighted-Average Exercise Price, Outstanding	$ 23.28
Number Exercisable At 6/30/13	4,000
Weighted-Average Exercise Price, Exercisable	$ 23.28